Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2014
Supplemental Cash Flow Elements [Abstract]
Components of Change in Other Assets and Liabilities, Net

The components of the change in other assets and liabilities, net, are as follows:

years ended December 31

(add 000)	2014	2013	2012
Other current and noncurrent assets	$8,066	$1,186	$(2,354)
Accrued salaries, benefits and payroll taxes	10,136	(4,276)	7
Accrued insurance and other taxes	(17,641)	421	2,274
Accrued income taxes	27,680	3,889	(13,343)
Accrued pension, postretirement and postemployment benefits	1,150	(4,795)	(13,904)
Other current and noncurrent liabilities	(10,681)	7,373	3,836
Change in other assets and liabilities	$18,710	$3,798	$(23,484)

Schedule Of Noncash Investing And Financing Activities Table Text Block

Noncash investing and financing activities are as follows:

years ended December 31

(add 000)	2014	2013	2012
Noncash investing and financing activities:
Acquisition of assets through asset exchange	$2,091	$—	$690
Acquisition of assets through capital lease	$7,788	$10,341	$—
Seller financing of land purchase	$1,500	$—	$—
Acquisition of TXI net assets assumed through issuances of common stock and options (See Note C)	$2,691,986	$—	$—